Severance and Exit Costs (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Restructuring and Related Activities [Abstract]
Schedule of Severance And Exit Costs Included In Acquisitions
In connection with acquisitions, we conducted post-acquisition related operational reviews to reallocate resources to strategic areas of the business. The operational reviews resulted in workforce reductions, lease obligations related to properties that were vacated and other expenses. Severance and exit costs included in acquisition-related expenses in the Condensed Consolidated Statements of Operations are as follows:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Severance	$40	$763
Lease exits	322	957

Total severance and exit costs	$362	$1,720

In connection with the acquisitions discussed in Note 3, Business Combination and Acquisitions, the Company conducted Company-wide post-acquisition related operational reviews to reallocate resources to strategic areas of its business. The operational reviews resulted in workforce reductions, lease obligations related to properties that were vacated and other expenses. Severance and exit costs included in acquisition-related expenses in the Consolidated Statements of Operations are as follows:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
Severance	$10	$1,971	$7,195	$6,113
Lease exits	45	2,695	1,132	2,194
Total severance and exit costs	$55	$4,666	$8,327	$8,307

Schedule of Changes in Severance and Exit Costs Accruals
The following table reflects the changes in the severance and exit costs accruals:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Beginning of period	$1,988	$3,730
Payments	(879)	(2,970)
Impairment of right-of-use assets	(580)	—
Expenses	362	1,720

End of period	$891	$2,480

The following table reflects the changes in the severance and exit costs accruals:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Beginning of period	$3,730	$4,509
Payments	$(6,463)	$(9,106)
Expenses	4,721	8,327
End of period	$1,988	$3,730